UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  June 30, 1999
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4551 Cox Road
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     7/28/99
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       71
                                        ----------------------

Form 13F Information Table Value Total:      252881
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                   Markel Gayner Asset Management
                                                              FORM 13F
                                                            June 30, 1999


                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                             Value    Shares/ Sh/ Put/ Invstmt
          Name of Issuer          Title of class    CUSIP   (x$1000)  Prn Amt Prn Call Dscretn  Managers    Sole    Shared    None
  ------------------------------ ---------------- --------- --------  ------- --- ---- ------- ---------- -------- -------- --------
D A.G. Edwards                         COM        025816109     300     10100  SH       Other                        10100
D A.J. Gallagher                       COM                      561     11500  SH       Other                        11500
D AT&T                                 COM                     1366     25000  SH       Other                        25000
D Ace Limited                          COM        G0070K103    4538    163900  SH       Other                       163900
D Allied Capital                       COM        019033109    7007    339738  SH       Other                       339738
D Aluminum Company of America          COM        022249106    9772    156035  SH       Other                       156035
D American Express                     COM        025816109    8326     68000  SH       Other                        68000
D American International Group         COM        026874107     407      3375  SH       Other                         3375
D Amwest                               COM        032345100    2241    252456  SH       Other                       252456
D Anheuser Busch                       COM        035229103   23653    333434  SH       Other                       333434
D Baldwin & Lyons, Inc. 'B'            COM        057755209    2088     87900  SH       Other                        87900
D Bank of New York                     COM                     1042     30000  SH       Other                        30000
D Berkshire Hathaway Class B           COM        084670207    1886       846  SH       Other                          846
D Berkshire Hathaway, Inc.             COM        10382K102   12387       179  SH       Other                          179
D Boeing Co                            COM        097023105    2156     49500  SH       Other                        49500
D Brown Forman Class A                 COM                     1493     25300  SH       Other                        25300
D Caraustar Industries                 COM        140909102    3523    137500  SH       Other                       137500
D Carmax                               COM        172737306    1409    245000  SH       Other                       245000
D Cedar Fair LP                        COM        150185106    6992    282500  SH       Other                       282500
D Centerpoint Property Trust           COM        151895109   17374    497300  SH       Other                       497300
D Cincinnati Financial                 COM        172062101   11644    311535  SH       Other                       311535
D Cleveland Cliffs                     COM        185896107    1855     57300  SH       Other                        57300
D Crown Central Petroleum Class        COM                      191     20100  SH       Other                        20100
D Crown Central Petroleum Class        COM                      164     17300  SH       Other                        17300
D Deere & Co                           COM        214199105     247      6200  SH       Other                         6200
D DuPont                               COM        263534109     803     12102  SH       Other                        12102
D Equity Residential                   COM        29476L107    1927     43539  SH       Other                        43539
D Exel Limited                         COM        G3242A102   16495    290347  SH       Other                       290347
D Federal Realty Trust                 COM        313747206   10615    466600  SH       Other                       466600
D Foremost Corporation of Americ       COM        345469100    1782     81000  SH       Other                        81000
D General Electric                     COM        369604103     334      3200  SH       Other                         3200
D Glaxo                                COM        37733W105     226      4000  SH       Other                         4000
D HCC Corporation                      COM        404132102    6435    305500  SH       Other                       305500
D Hillenbrand Industries               COM                     7413    178900  SH       Other                       178900
D Host Marriott                        COM                      132     12000  SH       Other                        12000
D Interpublic Group                    COM        460690100    1566     18830  SH       Other                        18830
D Investors Title Company              COM        461804106    3964    240250  SH       Other                       240250
D J. Alexanders                        COM        928753102     415    103800  SH       Other                       103800
D Kimberly Clark Corp                  COM                     1150     20325  SH       Other                        20325
D LADD Financial Pfd B                 COM                      160     32000  SH       Other                        32000
D Lockheed Martin                      COM        539830109     617     17204  SH       Other                        17204
D Lydall                               COM        550819106     426     37700  SH       Other                        37700
D Marriot International                COM                      883     25000  SH       Other                        25000
D Martin Marietta Materials            COM        573284106   19529    349516  SH       Other                       349516
D National Golf Properties             COM        63623G109    2105     83800  SH       Other                        83800
D Nike                                 COM        654106103     936     15000  SH       Other                        15000
D Penn National Gaming                 COM        707569109     556     58100  SH       Other                        58100
D Penn Virginia Corporation            COM        707882106    1328     69000  SH       Other                        69000
D Philip Morris, Inc.                  COM        718154107    5519    133991  SH       Other                       133991
D Plum Creek Lumber MLP                COM        729237107    6264    195000  SH       Other                       195000
D RDO Equipment Co                     COM                      265     28500  SH       Other                        28500
D RLI Corporation                      COM        749607107   12056    322580  SH       Other                       322580
D Regal Beloit                         COM                      374     15100  SH       Other                        15100
D SL Green Corp                        COM        78440x101     805     39500  SH       Other                        39500
D ServiceMaster L.P.                   COM        817615107     512     27943  SH       Other                        27943
D Smithfield Foods                     COM        832248108    2040     63000  SH       Other                        63000
D St. Joe Corporation                  COM        790148100    1375     52900  SH       Other                        52900
D Sunstone Hotel Investors             COM        867933103     465     52400  SH       Other                        52400
D Synalloy Corporation                 COM        871565107    2383    307425  SH       Other                       307425
D Tandy Corp                           COM        875382103    5542    121800  SH       Other                       121800
D Terra Nova Corporation               COM        876151033     437     16400  SH       Other                        16400
D Tredegar Corporation                 COM        894650100     536     25000  SH       Other                        25000
D United Asset Management              COM        909420101    1756     83132  SH       Other                        83132
D United Dominion Realty Trust         COM        910197102     164     14700  SH       Other                        14700
D United Insurance Co                  COM        902737105     221      8000  SH       Other                         8000
D United Technologies                  COM        913017109     368      5688  SH       Other                         5688
D Unum                                 COM        903192102     278      4800  SH       Other                         4800
D Vulcan Materials                     COM        929160109    1397     30000  SH       Other                        30000
D Washington Post Co                   COM                      289       525  SH       Other                          525
D Washington Real Estate Investm       COM        939653101    7190    439100  SH       Other                       439100
D Wilmington Trust Co                  COM        971807102     226      4000  SH       Other                         4000
S REPORT SUMMARY                       71 DATA RECORDS       252881            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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